Chapter 11 Reorganization (Schedule Of Reorganization Items) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension and postretirement benefits	$ 0		$ 0		$ (66)		$ 0
Aircraft and facility financing renegotiations and rejections	136	[1],[2],[3]	1,356	[1],[2],[3]	1,950	[1],[2]	102	[1],[2]
Professional fees	39		45		229		14
Other	(15)				95		2
Total reorganization items, net	160		1,401		2,208		118		0
Support agreement - additional estimated allowed claim amounts	$ 127

[1]	Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to the rejection or modification of financings related to aircraft. The Debtors record an estimated claim associated with the rejection or modification of a financing when the applicable motion is filed with the Bankruptcy Court to reject or modify such financing and the Debtors believe that it is probable the motion will be approved, and there is sufficient information to estimate the claim. Modifications of the financings related to aircraft remain subject to conditions, including reaching agreement on definitive documentation. See above, "Special Protection Applicable to Leases and Secured Financing of Aircraft and Aircraft Equipment," for further information.
[2]	Amounts include allowed claims (claims approved by the Bankruptcy Court) and estimated allowed claims relating to entry of orders treating as unsecured claims with respect to facility agreements supporting certain issuances of special facility revenue bonds. The Debtors record an estimated claim associated with the treatment of claims with respect to facility agreements when the applicable motion is filed with the Bankruptcy Court and the Debtors believe that it is probable that the motion will be approved, and there is sufficient information to estimate the claim. See above, "Rejection of Executory Contracts," for further information.
[3]	Pursuant to the Support Agreement, as defined and further described in Note 13 to the Condensed Consolidated Financial Statements, the Debtors agreed to allow certain post-petition unsecured claims on obligations. As a result, the Company recorded reorganization charges to adjust estimated allowed claim amounts previously recorded on rejected special facility revenue bonds of $127 million, which is included in the table above.